Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 792,025	$ 124,286	¥ 391,243
Less: Accumulated depreciation	(328,367)	(51,528)	(133,098)
Property, Plant and Equipment, Net	472,371	74,125	272,691
Electronic office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	58,463	9,174	29,720
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	555,941	87,239	250,745
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	177,621	27,873	110,778
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	¥ 8,713	$ 1,367	¥ 14,546